Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Treasury Stock, Common, Shares	4,105,948	4,105,948
Common Class B [Member]
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	22,500,000	22,500,000
Common stock shares issued	10,000,000	18,500,000
Common stock shares outstanding	10,000,000	18,500,000
Common Stock Other Than B Shares [Member]
Common stock par or stated value per share	$ 0.01	$ 0.01
Common Stock, Shares Authorized, Unlimited [Fixed List]	Unlimited	Unlimited
Common stock shares issued	250,412,239	215,261,974
Common stock shares outstanding	246,306,291	211,156,026